Earnings Per Share	9 Months Ended	12 Months Ended
	Sep. 30, 2018	Dec. 31, 2017
Earnings Per Share [Abstract]
Earnings Per Share

8. Earnings Per Share

Basic loss per common share is calculated by dividing net loss by the weighted average number of shares of common stock outstanding during the period. Diluted loss per share is calculated by dividing net loss by the weighted average common stock outstanding plus stock equivalents that would arise from the assumed exercise of stock options, the conversion of warrants, and the delivery of stock underlying restricted stock units using the treasury stock method. There is no difference, for any of the periods presented, in the amount of net loss used in the computation of basic and diluted loss per share.

The Company had stock options and warrants outstanding of 1,535,771 as of September 30, 2018 and 1,903,467 as of September 30, 2017 that were not included in the computation of diluted loss per share because they were not assumed to be exercised under the treasury stock method or because they were anti-dilutive. All restricted stock units were anti-dilutive for the three and nine months ended September 30, 2018 and 2017. Since the Company was in a net loss position for the three and nine months ended September 30, 2018 and 2017, there is no difference between basic and dilutive weighted average common stock outstanding.

10.	Earnings Per Share

Basic (loss) earnings per common share is calculated by dividing net loss or net income by the weighted average number of common stock outstanding during the period. Diluted (loss) earnings per share is calculated by dividing net income or net loss by the weighted average common stock outstanding plus stock equivalents that would arise from the assumed exercise of stock options and conversion of warrants using the treasury stock method.

The Company had stock options and warrants outstanding of 1,629,105 and 3,037,447 as of December 31, 2017 and 2016, respectively, that were not included in the computation of diluted earnings (loss) per share because they were not assumed to be exercised under the treasury stock method or because they were anti-dilutive. All restricted stock units were anti-dilutive for the years ended December 31, 2017 and December 31, 2016. As of December 31, 2015, all stock options and warrants were included in the computation of diluted earnings (loss) per share. The following table reconciles basic weighted average common stock outstanding to diluted weighted average common stock outstanding (in thousands):

	Year Ended December 31,
	2017	2016	2015
Basic weighted average common stock outstanding	38,405	38,318	38,179
Effect of dilutive securities:
Stock Options	—	—	72
Warrants	—	—	885
Restricted Stock Units	—	—	44

Diluted weighted average common stock outstanding	38,405	38,318	39,180